EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL (Tables)	12 Months Ended
Dec. 31, 2021
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL
Schedule of compensation of key management personnel

	Year Ended December 31,
	2021	2020
Salaries, short-term incentives and other benefits	$13,582	$16,964
Post-employment benefits	1,581	1,634
Share-based payments	23,475	28,631
Total	$38,638	$47,229